Others, Net (Tables)	12 Months Ended
Jun. 30, 2024
Others, Net [Abstract]
Schedule of Others, Net
	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Government grants	69	415	3,506
Fair value changes of short-term investments	4,894	9,235	18,452
Others	14,950	11,663	7,007
Total	19,913	21,313	28,965